Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of period	$ 3,811	$ 2,985
Additions based on tax positions taken related to prior years	0	0
Additions based on tax positions taken related to current period	472	826
Reductions for tax positions related to prior year	0	0
Reductions for tax positions related to current year	0	0
Unrecognized tax benefits, end of period	$ 4,283	$ 3,811